Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Principal	$ 330,565	$ 308,964
Other partner revenue	16,768	12,648
Interest	213	209
Total Revenue	347,546	321,821
EXPENSES
Direct cost of principal revenue	300,570	278,483
Employment costs	25,767	23,220
Marketing and communications	2,056	2,220
Technology services	1,912	1,691
Depreciation and amortization	3,988	4,529
Foreign exchange (gain) loss	(58)	230
Operating expenses	8,470	6,418
Impairment of long-term investment	0	5,000
Total Expenses	342,705	321,791
INCOME BEFORE INCOME TAXES	4,841	30
Income tax expense	1,461	1,545
NET INCOME (LOSS)	3,380	(1,515)
Items that will subsequently be reclassified to profit or loss:
Unrealized gain (loss) on foreign exchange derivatives des- ignated as cash flow hedges	1,012	401
Income tax expense	(268)	(106)
Reclassification to net income of loss on foreign exchange derivatives designated as cash flow hedges	(331)	269
Income tax expense	88	(67)
Other comprehensive income (loss) for the year, net of income tax	501	497
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 3,881	$ (1,018)
EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share	$ 0.23	$ (0.10)
Diluted earnings (loss) per share	$ 0.23	$ (0.10)